Fair Value Measurements - Changes in Estimated Fair Value of Contingent Consideration Liability Relating to Acquisition of Logitel (Detail) (Contingent Consideration [Member], Logitel Offshore Holdings [Member], Teekay Offshore [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Contingent Consideration [Member] | Logitel Offshore Holdings [Member] | Teekay Offshore [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year
Acquisition of Logitel	(21,170)
Unrealized loss included in other income - net	(278)
Balance at end of year	$ (21,448)